Investment in Securities - Additional Information (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2025 JPY (¥) Investment	Mar. 31, 2024 JPY (¥) Investment	Mar. 31, 2023 JPY (¥)
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading securities	¥ 4,422	¥ 53,318	¥ 18,065
Proceeds from sales of available-for-sale debt securities	299,890	215,674	323,773
Available-for-sale debt securities gross realized gains	8,499	4,137	7,757
Available-for-sale debt securities gross realized losses	16,517	11,090	8,367
Investment funds fair value	¥ 41,018	¥ 35,696
Number of investment securities in an unrealized loss position | Investment	1,272	1,126
Allowance for credit losses for accrued interest receivables	¥ 14,545	¥ 13,960
Debt Securities, Available-for-Sale, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Other Assets
Finance revenues	¥ 29,140	26,331	19,906
Accrued Interest Receivables
Schedule of Investments [Line Items]
Allowance for credit losses for accrued interest receivables	0	0
Equity securities
Schedule of Investments [Line Items]
Investment funds fair value	24,960	26,945
Trading Debt Securities
Schedule of Investments [Line Items]
Net unrealized holding gains (losses) on trading debt securities	0	(96)	¥ (469)
Available-for-sale securities | Foreign Government Bond Securities
Schedule of Investments [Line Items]
Investment funds fair value	5,379	1,000
Available-for-sale securities | Foreign Corporate Debt Securities
Schedule of Investments [Line Items]
Investment funds fair value	¥ 10,679	¥ 7,751